LONG TERM EMPLOYEE RELATED OBLIGATIONS	0 Months Ended
Dec. 31, 2014
Long Term Employee Related Obligations [Abstract]
Long Term Employee Related Obligations
NOTE 11—LONG-TERM EMPLOYEE-RELATED OBLIGATIONS:

a.	Long-term employee-related obligations consisted of the following:
		December 31,
		2014	2013

		(U.S. $ in millions)
	Accrued severance obligations	$146	$132
	Defined benefit plans	188	149

	Total	$334	$281

<>As of December 31, 2014 and 2013, the Group had $146 million and $156 million, respectively, deposited in funds managed by financial institutions that are earmarked by management to cover severance pay liability mainly in respect of Israeli employees. Such deposits are not considered to be “plan assets” and are therefore included in long-term investments and receivables.

Most of the change resulted from actuarial updates, as well as from exiting from several defined benefit plans in several countries.

<>The Company expects to contribute approximately $126 million in 2015 to the pension funds and insurance companies in respect of its severance and pension pay obligations.

<>The main terms of the different arrangements with employees are described in b. below.

<>b.       Terms of arrangements:

<><><Israel

Israeli law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Parent Company and its Israeli subsidiaries make ongoing deposits into employee pension plans to fund their severance liabilities. According to the general collective pension agreement in Israel, Company deposits with respect to employees who were employed by the Company after the agreement took effect are made in lieu of the Company's severance liability, therefore no obligation is provided for in the financial statements. Severance pay liabilities with respect to employees who were employed by the Parent Company and its Israeli subsidiaries prior to the collective pension agreement effective date, as well as employees who have special contractual arrangements, are provided for in the financial statements based upon the number of years of service and the latest monthly salary.

<><>Europe

Many of the employees in the Company's European subsidiaries are entitled to a retirement grant when they leave. In the consolidated financial statements, the liability of the subsidiaries is accrued, based on the length of service and remuneration of each employee at the balance sheet date. Other employees in Europe are entitled to a pension according to a defined benefit scheme providing benefits based on final or average pensionable pay or according to a hybrid pension scheme that provides retirement benefits on a defined benefit and a defined contribution basis. Independent certified actuaries value these schemes and determine the rates of contribution payable. Pension costs for the defined benefit section of the scheme are accounted for on the basis of charging the expected cost of providing pensions over the period during which the subsidiaries benefit from the employees' services. The Company uses December 31 as the measurement date for defined benefit plans.

<><>North America<>

The Company's North American subsidiaries mainly provide various defined contribution plans for the benefit of their employees. Under these plans, contributions are based on specified percentages of pay. Additionally, a multi-employer plan is maintained in accordance with various union agreements.

<><>Latin America<>

The majority of the employees in Latin America are entitled to severance under local law. The severance payments are calculated based on service term and employee remuneration, and accruals are maintained to reflect these amounts. In some Latin American countries it is Teva practice to offer retirement health benefits to employees who met the service term requirements. Based on the specific plan requirements and benefits accruals are maintained to reflect the estimated amounts or if future plans are modified.

<>The Company expects to pay the following future minimum benefits to its employees: $8 million in 2015; $10 million in 2016; $10 million in 2017; $12 million in 2018; $10 million in 2019 and $57 million between 2020 to 2024. These amounts do not include amounts that might be paid to employees who cease working with the Company before their normal retirement age.